Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Current trade payables	$ 37,327	$ 23,157
Current payables to related parties	2,165	1,364
Current payables for capital expenditure and acquisitions	2,063	2,297
Current payables related to the Gulf of Mexico oil spill	1,276	1,399
Other current payables	5,736	5,041
Trade and other current payables financial liabilities	48,567	33,258
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	0	0
Non-current payables for capital expenditure and acquisitionsa	764	1,033
Non-current payables related to the Gulf of Mexico oil spill	9,154	9,988
Other non-current payables	175	681
Trade and other noncurrent payables financial liabilities	10,093	11,702
Current
Current sales taxes, customs duties, production taxes and social security	2,708	2,103
Other current payables non-financial liabilities	1,336	653
Trade and other current payables non-financial liabilities	4,044	2,756
Trade and other current payables	52,611	36,014
Non-current
Non-current sales taxes, customs duties, production taxes and social security	77	73
Other non-current payables non-financial liabilities	397	337
Trade and other non-current payables non-financial liabilities	474	410
Trade and other non-current payables	$ 10,567	$ 12,112